Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 213,750,000.00
Total Fee Amount	29,518.88
Total Offset Amount	0.00
Net Fee	$ 29,518.88
Offering Table N/A
Offset Table N/A	N/A